Share-based payments (Tables)	6 Months Ended
Jun. 30, 2022
Share-based Payment Arrangements [Abstract]
Explanation of effect of share-based payments on entity's profit or loss
The following share-based payment amounts are included in the income statements as operating costs.

	THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	2022	2021	2022	2021
Employee savings plan	(6)	(8)	(14)	(16)
Restricted share units (RSUs) and performance share units (PSUs)	(21)	(13)	(46)	(33)
Other (1)	(2)	(1)	(3)	(3)
Total share-based payments	(29)	(22)	(63)	(52)
(1) Includes deferred share units and stock options.

Disclosure of number and weighted average exercise prices of other equity instruments	RSUs/PSUs

NUMBER OF RSUs/PSUs
Outstanding, January 1, 2022	3,085,667
Granted	1,005,712
Dividends credited	79,276
Settled	(1,031,426)
Forfeited	(52,717)
Outstanding, June 30, 2022	3,086,512

Disclosure of number and weighted average exercise prices of share options
STOCK OPTIONS

	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE ($)
Outstanding, January 1, 2022	10,778,724	60
Exercised(1)	(2,910,716)	58
Forfeited or expired	(23,624)	65
Outstanding, June 30, 2022	7,844,384	61
Exercisable, June 30, 2022	4,581,464	58
(1)The weighted average market share price for options exercised during the six months ended June 30, 2022 was $69.